SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

June 30, 2020 (Unaudited)

Principal Amount		Value

Corporate Bonds — 65.43%
Basic Materials — 2.54%
$600,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 1.50%, 11/15/23(a)	$600,822
300,000	LyondellBasell Industries NV, 6.00%, 11/15/21	317,018
300,000	Nutrien Ltd., 3.15%, 10/1/22	313,061

		1,230,901

Communications — 5.08%
600,000	AT&T, Inc., (LIBOR USD 3-Month + 0.950%), 2.17%, 7/15/21(a)	604,675
450,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	480,028
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 1.85%, 4/15/24(a)	150,379
150,000	Fox Corp., 3.67%, 1/25/22	156,965
600,000	Verizon Communications, Inc., (LIBOR USD 3-Month + 1.000%), 1.32%, 3/16/22(a)	607,491
250,000	Vodafone Group Plc, (LIBOR USD 3-Month + 0.990%), 2.17%, 1/16/24(a)	249,282
200,000	Vodafone Group Plc, 2.95%, 2/19/23	210,864

		2,459,684

Consumer, Cyclical — 6.89%
600,000	American Honda Finance Corp., (LIBOR USD 3-Month + 0.540%), MTN, 0.85%, 6/27/22(a)	598,486
181,000	Delta Air Lines, Inc., 3.40%, 4/19/21	176,511
250,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	252,784
250,000	General Motors Financial Co., Inc., 3.55%, 4/9/21	253,017
250,000	Home Depot, Inc. (The), 2.00%, 4/1/21	252,830
424,000	Hyundai Capital America, 3.00%, 10/30/20(b)	425,605
325,000	Marriott International, Inc., (LIBOR USD 3-Month + 0.650%), 0.97%, 3/8/21(a)	324,486
210,000	PACCAR Financial Corp., MTN, 2.80%, 3/1/21	213,298
275,000	Starbucks Corp., 1.30%, 5/7/22	278,667
96,000	Toyota Motor Corp., 3.18%, 7/20/21	98,646
250,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	258,180
200,000	Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(b)	202,082

		3,334,592

Consumer, Non-cyclical — 8.79%
250,000	AbbVie, Inc., 3.25%, 10/1/22(b)	261,822
100,000	AbbVie, Inc., 3.45%, 3/15/22(b)	103,999
75,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 0.875%), 1.18%, 12/29/20(a)	74,931
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 1.35%, 6/6/22(a)	125,011
450,000	Becton Dickinson and Co., 2.89%, 6/6/22	465,819
150,000	Bristol-Myers Squibb Co., 2.88%, 2/19/21(b)	152,358

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$600,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 2.11%, 7/15/23(a)	$599,514
150,000	Conagra Brands, Inc., 3.80%, 10/22/21	155,941
150,000	CVS Health Corp., 2.80%, 7/20/20	150,126
107,000	CVS Health Corp., 3.35%, 3/9/21	109,055
250,000	CVS Health Corp., 3.70%, 3/9/23	268,342
350,000	EMD Finance LLC, 2.95%, 3/19/22(b)	361,161
250,000	Equifax, Inc., 3.60%, 8/15/21	257,351
250,000	HCA, Inc., 4.75%, 5/1/23	270,648
200,000	Mondelez International, Inc., 2.13%, 4/13/23	207,131
300,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	305,775
200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21	208,605
175,000	Upjohn, Inc., 1.13%, 6/22/22(b)	176,044

		4,253,633

Energy — 6.32%
150,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 1.29%, 5/15/22(a)	150,591
250,000	Enbridge, Inc., 2.90%, 7/15/22	259,215
200,000	Energy Transfer Operating LP, 3.60%, 2/1/23	207,373
250,000	Energy Transfer Operating LP, 5.20%, 2/1/22	261,867
175,000	Enterprise Products Operating LLC, 2.80%, 2/15/21	177,490
300,000	Kinder Morgan Energy Partners LP, 5.00%, 10/1/21	311,859
100,000	Kinder Morgan Energy Partners LP, 5.80%, 3/1/21	103,234
250,000	MPLX LP, (LIBOR USD 3-Month + 1.100%), 1.41%, 9/9/22(a)	246,280
200,000	ONEOK Partners LP, 3.38%, 10/1/22	206,951
250,000	ONEOK, Inc., 4.25%, 2/1/22	259,983
250,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	255,277
300,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	312,407
300,000	Williams Cos., Inc. (The), 4.00%, 11/15/21	309,769

		3,062,296

Financial — 25.17%
350,000	American Tower Corp., REIT, 3.45%, 9/15/21	362,734
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 1.09%, 5/19/22(a),(b)	251,564
368,000	Bank of America Corp., (LIBOR USD 3-Month + 0.660%), GMTN, 1.77%, 7/21/21(a)	368,220
250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 2.00%, 7/23/24(a)	250,561
250,000	Bank of America Corp., 3.00%, 12/20/23(c)	262,485
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 0.94%, 9/19/22(a)	251,235
200,000	Bank of Nova Scotia (The), 1.63%, 5/1/23	204,656
250,000	Barclays Plc, 3.25%, 1/12/21	253,388
250,000	BNP Paribas SA, 3.50%, 3/1/23(b)	264,688
83,000	Camden Property Trust, REIT, 4.88%, 6/15/23	91,373
525,000	Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	526,928

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$300,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 0.97%, 9/13/23(a)	$299,943
300,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.070%), 1.39%, 12/8/21(a)	301,210
250,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.690%), 1.68%, 10/27/22(a)	248,396
200,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.950%), 1.97%, 7/24/23(a)	199,998
300,000	Citigroup, Inc., 2.90%, 12/8/21	308,936
200,000	Commonwealth Bank of Australia, (LIBOR USD 3-Month + 0.700%), 1.02%, 3/16/23(a),(b)	201,218
250,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 1.79%, 1/10/23(a)	249,844
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	264,668
250,000	Credit Agricole SA, 3.38%, 1/10/22(b)	258,681
250,000	Credit Agricole SA, 3.75%, 4/24/23(b)	267,585
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	255,895
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	265,356
225,000	Crown Castle International Corp., REIT, 1.35%, 7/15/25	226,468
150,000	Crown Castle International Corp., REIT, 2.25%, 9/1/21	152,356
485,000	Crown Castle International Corp., REIT, 3.40%, 2/15/21	492,615
400,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 1.11%, 2/23/23(a)	397,944
250,000	Goldman Sachs Group, Inc. (The), 2.91%, 7/24/23(c)	259,710
200,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 2.02%, 5/25/21(a)	202,167
200,000	ING Groep NV, 3.15%, 3/29/22	207,832
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.900%), 1.89%, 4/25/23(a)	250,611
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	257,966
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 2.03%, 7/22/22(a)	200,756
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.180%), 2.32%, 1/20/22(a)	250,966
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.400%), MTN, 2.42%, 10/24/23(a)	252,536
200,000	Nordea Bank Abp, 1.00%, 6/9/23(b)	201,940
200,000	Santander UK Group Holdings Plc, 3.57%, 1/10/23	207,023
300,000	Skandinaviska Enskilda Banken AB, (LIBOR USD 3-Month + 0.430%), 0.82%, 5/17/21(a),(b)	300,643
250,000	Svenska Handelsbanken AB, 0.63%, 6/30/23(b)	249,741
250,000	Svenska Handelsbanken AB, (LIBOR USD 3-Month + 0.470%), 0.83%, 5/24/21(a)	250,719
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 1.01%, 3/14/22(a),(b)	200,271
405,000	Toronto-Dominion Bank (The), MTN, 0.75%, 6/12/23	407,345
100,000	Wells Fargo & Co., (LIBOR USD 3-Month + 0.930%), 1.38%, 2/11/22(a)	100,266

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$500,000	Wells Fargo & Co., (LIBOR USD 3-Month + 1.025%), 2.02%, 7/26/21(a)	$503,911
150,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 1.02%, 6/28/22(a)	151,037
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.570%), 1.88%, 1/11/23(a)	250,853

		12,185,238

Industrial — 3.44%
300,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.230%), MTN, 0.54%, 3/15/21(a)	300,192
250,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.200%), MTN, 0.64%, 11/12/21(a)	249,774
200,000	Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 2/21/21	202,474
600,000	John Deere Capital Corp., (LIBOR USD 3-Month + 0.490%), MTN, 0.80%, 6/13/22(a)	601,899
300,000	Northrop Grumman Corp., 2.55%, 10/15/22	312,913

		1,667,252

Technology — 4.86%
375,000	Broadcom, Inc., 3.13%, 4/15/21(b)	381,179
400,000	Broadcom, Inc., 3.13%, 10/15/22(b)	416,559
225,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21(b)	231,238
450,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23(b)	492,359
200,000	Hewlett Packard Enterprise Co., (LIBOR USD 3-Month + 0.720%), 2.09%, 10/5/21(a)	199,497
250,000	Leidos, Inc., 2.95%, 5/15/23(b)	262,436
250,000	NXP BV / NXP Funding LLC, 4.63%, 6/15/22(b)	266,178
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(b)	104,714

		2,354,160

Utilities — 2.34%
250,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23	270,249
180,000	Georgia Power Co., Series A, 2.10%, 7/30/23	187,306
150,000	Sempra Energy, (LIBOR USD 3-Month + 0.500%), 1.72%, 1/15/21(a)	149,993
500,000	Sempra Energy, 2.90%, 2/1/23	523,306

		1,130,854

Total Corporate Bonds		31,678,610

(Cost $31,254,544)
Asset Backed Securities — 30.54%
10,839	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87%, 11/8/21	10,847
44,766	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	44,830
305,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.13%, 1/18/23	309,336

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$500,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C, 2.69%, 6/19/23	$510,212
160,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	163,116
175,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B, 2.13%, 7/18/25	178,302
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	291,851
75,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.43%, 5/20/22(b)	75,997
405,000	Capital Auto Receivables Asset Trust, Series 2018-2, Class C, 3.69%, 12/20/23(b)	415,002
185,000	Carmax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24	190,947
85,000	Carmax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	87,523
145,000	Carmax Auto Owner Trust, Series 2019-1, Class D, 4.04%, 8/15/25	149,041
195,000	Carmax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 1/15/26	196,639
130,000	CarMax Auto Owner Trust, Series 2016-4, Class D, 2.91%, 4/17/23	130,564
610,000	CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23	617,139
250,000	CarMax Auto Owner Trust, Series 2017-3, Class D, 3.46%, 10/16/23	253,436
285,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 5/15/24	288,407
350,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.95%, 11/15/23	354,191
310,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24	312,490
205,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.91%, 1/15/25	209,799
300,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	302,085
100,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	101,128
125,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	124,900
410,000	CNH Equipment Trust, Series 2019-A, Class A3, 3.01%, 4/15/24	421,625
148,582	Dell Equipment Finance Trust, Series 2017-2, Class B, 2.47%, 10/24/22(b)	148,791
350,000	Dell Equipment Finance Trust, Series 2018-1, Class B, 3.34%, 6/22/23(b)	355,636
300,000	Dell Equipment Finance Trust, Series 2018-1, Class C, 3.53%, 6/22/23(b)	303,346
275,000	Dell Equipment Finance Trust, Series 2018-2, Class B, 3.55%, 10/22/23(b)	281,801

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$122,516	Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 9/15/23	$123,878
235,832	Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24(b)	239,537
67,177	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	67,491
120,820	Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63%, 8/15/24	121,464
160,555	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	161,633
291,000	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24	299,410
225,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	228,515
130,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	131,757
105,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	106,319
125,000	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	125,942
200,000	Ford Credit Auto Lease Trust, Series 2019-A, Class B, 3.25%, 7/15/22	204,667
275,000	GM Financial Automobile Leasing Trust, Series 2018-3, Class C, 3.70%, 7/20/22	278,746
235,000	GM Financial Automobile Leasing Trust, Series 2019-1, Class B, 3.37%, 12/20/22	240,620
105,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	105,049
425,000	GM Financial Automobile Leasing Trust, Series 2020-1, Class C, 2.04%, 12/20/23	422,095
150,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class B, 3.27%, 1/16/24	155,547
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	61,473
50,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	50,718
425,000	GreatAmerica Leasing Receivables Funding LLC Series, Series 2017-1, Class C, 2.89%, 1/22/24(b)	426,273
235,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	237,763
315,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24	323,679
465,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.07%, 8/15/24	479,054
160,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	163,167
300,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22%, 7/15/25	307,233
160,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	160,361

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$300,000	Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 5/22/23(b)	$302,329
240,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	239,324
500,000	Verizon Owner Trust, Series 2017-2A, Class C, 2.38%, 12/20/21(b)	501,677
500,000	Verizon Owner Trust, Series 2018-1A, Class B, 3.05%, 9/20/22(b)	510,938
220,000	Verizon Owner Trust, Series 2018-1A, Class C, 3.20%, 9/20/22(b)	223,810
170,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	172,561
150,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	150,334
375,000	World Omni Automobile Lease Securitization Trust, Series 2018-B, Class B, 3.43%, 3/15/24	382,821
249,727	World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A2A, 2.05%, 7/15/22	251,516

Total Asset Backed Securities		14,786,682

(Cost $14,715,025)
U.S. Government Agency Backed Mortgages — 1.02%
Fannie Mae — 0.08%
11,192	Pool #888467, 6.00%, 6/1/22	11,472
5,080	Pool #AL0202, 4.00%, 4/1/21	5,110
6,847	Series 2003-55, Class CD, 5.00%, 6/25/23	7,151
14,362	Series 2012-1, Class GB, 2.00%, 2/25/22	14,458

		38,191

Freddie Mac — 0.94%
250,000	Series 2011-K10, Class B, 4.74%, 11/25/49(b),(d)	251,961
195,000	Series 2011-K11, Class B, 4.57%, 12/25/48(b),(d)	196,991
5,003	Series 3726, Class BA, 2.00%, 8/15/20	5,005
618	Series 3852, Class EA, 4.50%, 12/15/21	621

		454,578

Total U.S. Government Agency Backed Mortgages		492,769

(Cost $502,646)
Collateralized Mortgage Obligations — 0.02%
11,016	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 0.46%, 12/26/35(a),(b)	10,932

Total Collateralized Mortgage Obligations		10,932

(Cost $10,854)

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Investment Company — 2.49%
1,204,906	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	$1,204,906

Total Investment Company		1,204,906

(Cost $1,204,906)

Total Investments		$48,173,899
(Cost $47,687,975) — 99.50%
Other assets in excess of liabilities — 0.50%		239,868

NET ASSETS — 100.00%		$48,413,767

(a)	Floating rate note. Rate shown is as of report date.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

Financial futures contracts as of June 30, 2020:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	5	September 2020	$(1,811)	USD	$628,711	Barclays Capital Group
Two Year U.S. Treasury Note	5	September 2020	(405)	USD	1,104,141	Barclays Capital Group

Total			$(2,216)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

8